Trade Accounts Receivable - Disclosure of Credit Risk Exposure - Corporate Customers [Member] (Detail) - Trade receivables [member] - PEN (S/) S/ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Financial assets	S/ 1,124,009	S/ 1,044,521
Current (not past due) [member]
Disclosure of credit risk exposure [line items]
Financial assets	463,308	451,002
1 - 90 days past due [member]
Disclosure of credit risk exposure [line items]
Financial assets	256,663	262,668
91 - 180 days past due [member]
Disclosure of credit risk exposure [line items]
Financial assets	132,006	134,614
181 - 360 days past due [member]
Disclosure of credit risk exposure [line items]
Financial assets	122,103	98,258
More than 360 days past due [member]
Disclosure of credit risk exposure [line items]
Financial assets	149,929	97,979
Corporate [Member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial assets	1,060,808	995,539
Corporate [Member] | Loss allowance [member]
Disclosure of credit risk exposure [line items]
Financial assets	S/ 83,859	S/ 62,798
Corporate [Member] | Current (not past due) [member]
Disclosure of credit risk exposure [line items]
Expected credit loss rate	0.43%	0.26%
Corporate [Member] | Current (not past due) [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial assets	S/ 444,836	S/ 418,626
Corporate [Member] | Current (not past due) [member] | Loss allowance [member]
Disclosure of credit risk exposure [line items]
Financial assets	S/ 1,904	S/ 1,103
Corporate [Member] | 1 - 90 days past due [member]
Disclosure of credit risk exposure [line items]
Expected credit loss rate	2.19%	0.67%
Corporate [Member] | 1 - 90 days past due [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial assets	S/ 241,566	S/ 267,552
Corporate [Member] | 1 - 90 days past due [member] | Loss allowance [member]
Disclosure of credit risk exposure [line items]
Financial assets	S/ 5,299	S/ 1,782
Corporate [Member] | 91 - 180 days past due [member]
Disclosure of credit risk exposure [line items]
Expected credit loss rate	20.45%	13.76%
Corporate [Member] | 91 - 180 days past due [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial assets	S/ 126,958	S/ 134,059
Corporate [Member] | 91 - 180 days past due [member] | Loss allowance [member]
Disclosure of credit risk exposure [line items]
Financial assets	S/ 25,963	S/ 18,448
Corporate [Member] | 181 - 360 days past due [member]
Disclosure of credit risk exposure [line items]
Expected credit loss rate	12.04%	10.47%
Corporate [Member] | 181 - 360 days past due [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial assets	S/ 118,983	S/ 95,155
Corporate [Member] | 181 - 360 days past due [member] | Loss allowance [member]
Disclosure of credit risk exposure [line items]
Financial assets	S/ 14,329	S/ 9,966
Corporate [Member] | More than 360 days past due [member]
Disclosure of credit risk exposure [line items]
Expected credit loss rate	28.31%	39.30%
Corporate [Member] | More than 360 days past due [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial assets	S/ 128,465	S/ 80,147
Corporate [Member] | More than 360 days past due [member] | Loss allowance [member]
Disclosure of credit risk exposure [line items]
Financial assets	S/ 36,364	S/ 31,499